Morgan, Lewis & Bockius LLP

One Oxford Centre

Thirty-Second Floor

Pittsburgh, PA 15219-6401

Tel: 412.560.3300

Fax: 412.560.7001

www.morganlewis.com

Kimberly A. Taylor

412.560.3322

ktaylor@morganlewis.com

November 13, 2006

BY EDGAR AND HAND DELIVERY

U.S. Securities and Exchange Commission

450 Fifth Street, N.W., Mail Stop 7010

Washington, D.C. 20549

Attn: Pamela A. Long, Assistant Director

Re:	Claymont Steel Holdings, Inc.

Registration Statement on Form S-1

Filed August 7, 2006

File No. 333-136352

Client-Matter No. 064488-0009

Dear Ms. Long:

This letter is submitted on behalf of Claymont Steel Holdings, Inc. (the “Company”) in response to the comments set forth in your letter to Allen Egner, Vice President, Finance, dated October 31, 2006. Transmitted herewith for filing via EDGAR is Amendment No. 2 to the Company’s Registration Statement on Form S-1 (File No. 333-136352) (the “Registration Statement”).

The responses to your comment letter are set forth below, with each paragraph numbered to correspond to the numbered comments set forth in your letter. For your convenience, your comments have been reproduced below, together with the Company’s responses.

General

SEC Comment No. 1

We note your response to comment 8 of our letter dated September 1, 2006 and we reissue this comment. In this regard, where information is based upon other sources, please provide us with copies of these sources. To expedite our review, please clearly mark each source to highlight the portion or section that contains this information and cross-reference it to the appropriate location in your filing. In addition, please ensure that the “various industry sources” you cite on pages 2, 44, and 46 are identified in your response.

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November 13, 2006

The disclosure on page 2 and page 45 has been revised to further identify information that is based on management’s belief. In response to the Staff’s comment, the Company is supplementally providing the Staff copies of each source clearly marked to highlight the portion or section that contains the information relied upon, together with cross-references to the applicable disclosures in the Registration Statement.

SEC Comment No. 2

We note your response to comment 54 of our letter dated September 1, 2006. Please advise us as to the outstanding material obligations with respect to the agreement filed as Exhibit 4.5 to your registration statement.

The Company supplementally advises the Staff that there are no outstanding material obligations with respect to the agreement filed as Exhibit 4.5 to the Registration Statement.

Selected Historical Consolidated Financial and Operating Data, page 26

SEC Comment No. 3

Please reconcile the earnings per share that you are presenting for the period from June 10 to July 2, 2005 with the earnings per share seen in your historical financial statements for the same period.

The earnings per share data on page 26 has been reconciled to the earnings per share data in the Company’s historical financial statements.

Cash Flows, page 34

SEC Comment No. 4

In your analysis of investing cash flows on page 35, it is unclear to us that you have provided an analysis of the $94.0 million of cash flows used in investing activities during the period from June 10, 2005 to July 2, 2005. Please advise or revise.

Disclosure regarding cash flows used in investing activities for the period from June 10, 2005 to October 1, 2005 has been added to page 35 under “Investing Activities.”

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November 13, 2006

Defined Benefit Retirement Plan, page 56

SEC Comment No. 5

We note that the current salary of your CEO is $275,000, the maximum amount of compensation reflected in your table. Please revise your table to allow for an increase in the existing compensation levels. See Instruction 1 to Item 402(f) of Regulation S-K.

The Pension Plan Table on page 57 has been revised in response to the Staff’s comment.

Unaudited Pro Forma Financial Statement, page P-1

SEC Comment No. 6

We note your description of the transactions captured in your pro forma statements of operations, as seen in the second paragraph of this disclosure. It is unclear to us why your description of the transactions captured in your pro forma statements of operations does not include the receipt of proceeds from your offering and the use of those proceeds to repay debt. It is also unclear to us why you have not provided a similar description of the transactions captured in your pro forma balance sheet. Please advise or revise. Refer to Article 11-02(b)(2) of Regulation S-X.

The Company’s discussion of the transactions captured in the pro forma statement of operations on page P-1 and the pro forma balance sheet on page P-2 has been revised to include the receipt of proceeds from this offering and the repayment of the Holdings Notes.

July 1, 2006 Unaudited Pro Forma Statement of Operations, page P-3

SEC Comment No. 7

We note that one of your columns is titled “Nonrecurring Charges Related to the Transactions.” It is unclear to us that you have defined “the Transactions” anywhere in your pro forma financial statements. Please define this term or revise the title of this column to more clearly describe what it is capturing, such as the Acquisition, which we note is defined on page P-1.

The Company has revised the title to the column on page P-3 to “Non-Recurring Charges Related to the Acquisition” in response to the Staff’s comment.

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November 13, 2006

SEC Comment No. 8

Please revise footnote 1 to better explain the adjustments you are making to operating expenses. In this regard, based on your description of these adjustments, it appears that the only amount that would be applicable to the 26 weeks ended July 1, 2006 would be five months of the $34,000 monthly management fee for a total of $170,000.

Footnote 1 on page P-3 has been revised in accordance with the Staff’s comment to reflect the non-recurring acquisition-related charges through September 30, 2006. The reference to the CITIC management fee has been removed, as it relates to services provided by CITIC to the successor company, which were appropriately charged to expense during the periods the services were rendered.

SEC Comment No. 9

Your footnotes 1 and 6 both refer to management fees paid in excess of the value of services received. Please explain this to us in more detail, and tell us what the economic substance is for these excess payments, since they are not, in essence, a management fee. Tell us how these excess payments were accounted for in your historical financial statements. Also revise your footnotes to clarify if you are adjusting for the full amount of these management fees or only the portion that is in excess of the value of services received, and why.

The CITIC management fee has been removed from the non-recurring expenses. Footnote 6 has been removed and footnote 1 on page P-3 has been revised to remove references to the CITIC management fee. The Company supplementally advises the Staff that the management fee relates to services provided by CITIC to the successor company, which were appropriately charged to expense during the periods the services were rendered.

SEC Comment No. 10

It is unclear to us which adjustments your footnotes 3 and 6 are attached to. Please advise or revise. With regard to footnote 3, please confirm to us that you are only adjusting for non-recurring items, since we note that this footnote refers to expenses related to debt that will continue to be outstanding after your offering.

Footnote 6 has been removed and footnote 3 on page P-3 has been revised in response to the

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November 13, 2006

Staff’s comment. The Company supplementally advises the Staff that no expenses for on-going items are classified as non-recurring charges.

SEC Comment No. 11

Your footnote 4 states that it represents a reduction of interest expense; however, this footnote is attached to a number that reflects an increase in interest expense. Please revise to clarify.

The Company has revised the placement of footnote 4 on page P-3.

SEC Comment No. 12

Your footnote 5 refers to $8.0 million of costs related to the equity offering. Please tell us how you will account for these costs. In this regard, to the extent that your offering proceeds exceed your offering costs, we would not object to you accounting for these costs as a reduction to your gross proceeds within equity. Refer to SAB Topic 5A. If these costs will not be expensed, please revise this footnote so that it only includes items that will be reflected in your income statement.

The Company intends to account for the expenses of the equity offering as a reduction of gross proceeds within equity. Therefore, footnote 5 on page P-3 has been revised to remove the reference to $8.0 million of costs related to the equity offering.

July 2, 2005 Unaudited Pro Forma Statement of Operations, page P-4

SEC Comment No. 13

It is unclear to us which adjustments your footnotes 5 and 12 are attached to. Please advise or revise.

The Company has revised the placement of these footnotes in response to the Staff’s comment. The information in footnote 12 has been moved to footnote 1, which is on the Nonrecurring Charges column.

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November 13, 2006

SEC Comment No. 14

Please revise footnote 6 to better explain what you are adjusting for. In this regard, based on Note 4 to your December 31, 2005 financial statements, it appears that annual amortization expense for your acquired intangibles is $1,393,000. Therefore we assume that the adjustment for the predecessor period, which is approximately five months, would be approximately $580,000 as opposed to the $1.2 million that is currently shown. Please also help us to understand why the amount of this adjustment changes between the July 2, 2005 pro forma income statement and the December 31, 2005 pro forma income statement. If you are adjusting for more than one item in the $1.2 million adjustment that is currently shown, please discuss and quantify each pro forma adjustment.

The Company has revised footnote 6 on page P-4 to provide additional detail regarding the two items included in the adjustment to selling, general and administrative expenses. The Company has also reconciled the adjustments to the October 1, 2005 pro forma income statement with the December 31, 2005 pro forma income statement.

SEC Comment No. 15

We note your descriptions of footnotes 8 and 9. Based on these descriptions, it appears that footnote 8 should be attached to your interest income rather than your operating expenses, and footnote 9 should be attached to your interest expense rather than your interest income. Please ensure that all footnotes are attached to the correct numbers in your pro forma financial statements.

The Company has revised the pro forma income statements on page P-4 and P-5 in response to the Staff’s comment.

SEC Comment No. 16

Please revise footnote 12 to quantify each item, such as the transaction fee and management fees, that is included in this net adjustment, as we believe this information assists your readers in understanding your adjustments.

Footnote 1 (formerly footnote 12) on page P-4 and P-5 has been revised in response to the Staff’s comment.

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November 13, 2006

Financial Statements for the Year Ended December 31, 2005

Note 3 — Summary of Significant Accounting Policies – Stock Based Compensation, page F-11

SEC Comment No. 17

We note your response to prior comment 68. Your accounting for the restricted stock award to your CEO remains unclear to us. Based on your equity statement, it is unclear that you have recorded compensation expense and a corresponding credit to equity for the portion of this award that had vested at December 31, 2005. Based on your July 1, 2006 financial statements, it is also unclear that you have recorded compensation expense and a corresponding credit to equity for the portion of this award that vested between December 31, 2005 and July 1, 2006. Based on your disclosures on page F-35, it appears that you should have recorded $172,500 of compensation expense (one quarter of the total fair value of $690,000), with a corresponding credit to equity, on a straight-line basis over the period between the grant date and July 1, 2006. Please provide us with a detailed explanation of your accounting for this restricted stock award to help us better understand this matter, including references to the specific accounting literature that supports your accounting, or revise your filing.

The Company supplementally advises the Staff that as of December 31, 2005, no portion of the restricted stock award had vested. One-quarter of the award vested in June 2006. During the period of January 1 to September 30, 2006, a total of $215,000 was charged to compensation expense with a corresponding credit to equity for vesting of the restricted stock award. This amount represents the $175,750 of compensation expense referenced in the Staff’s comment (adjusted for the valuation discussed in the response to Comment No. 18, below) and $39,250 related to three months (July, August and September 2006) of the next annual vesting period ending in June 2007.

The Company did not charge compensation expense during the period of June 10 to December 31, 2005 for the vesting of the restricted stock award, and instead charged the amount in the period of January 1 to September 30, 2006. The Company believes that the amount that could have been charged during 2005 (approximately one-half of $175,750) is not material to the Company’s financial statements.

SEC Comment No. 18

We note your response to prior comment 82. Your methodology for determining the fair value of the restricted stock award to your CEO remains unclear to us. Given that all of your operations occur through Claymont Steel Inc. and its subsidiary, and given your acquisition of these companies for cash in a transaction between willing third parties shortly before your issuance of

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restricted stock to your CEO, we believe that this arm’s length cash transaction is the best indicator of the fair value of your common stock. Please revise accordingly. You may also wish to refer to the Staff’s speech on the valuation of private enterprise equity given as compensation to employees, available on our website at www.sec.gov/news/speech/spch 120604teh.htm.

The Company has revised the valuation of the restricted stock in accordance with the Staff’s comment to be based on the aggregate purchase price of $105,477,000. This revision alters the valuation of the restricted stock to $703,000 from $690,000 and the annual charge for vesting to $175,750 from $172,500.

SEC Comment No. 19

We note your response to prior comment 70. Please supplementally provide us with some insight into how you were able to acquire Claymont Steel Inc. for approximately half of the fair value of its net assets. Also describe to us how you identified the liabilities that you assumed in the acquisition, and tell us what legal liability, if any, CITIC retained related to the predecessor entity.

The Company supplementally advises the Staff that the purchase price paid to acquire Claymont Steel Inc. was the result of negotiations between the buyer and the seller and reflects the price at which CITIC was willing to sell, and the buyer was willing to buy, Claymont Steel, Inc. The transaction was structured as a stock purchase and therefore the liabilities of Claymont Steel, Inc. continue to be liabilities of Claymont Steel after the transaction was completed. Accordingly, except for CITIC’s indemnification obligations under the purchase agreement, CITIC did not retain any liability related to the predecessor entity.

SEC Comment No. 20

We note that you have revised the initial allocation of the purchase price from that seen in the prior draft of your Form S-1. Please tell us why you have revised this allocation within your audited December 31, 2005 financial statements, rather than reflecting and discussing updates to your purchase price allocation in your subsequent interim period financial statements in accordance with paragraph 51(h) of SFAS 141.

The Company supplementally advises the Staff that the only change to the purchase price allocation relates to comment 66 of the Staff’s letter dated September 1, 2006. The Company reclassified the outstanding checks at the Acquisition date from the prior treatment as an addition to accounts payable to the current treatment as a reduction of the positive cash balance. No other

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November 13, 2006

changes to the purchase price allocation were made.

Note 17 – Restatement of Consolidated Financial Statements, page F-27

SEC Comment No. 21

We note your presentation of pro forma earnings per share in this footnote. We assume that this disclosure, once completed, will mirror the pro forma earnings per share disclosure on the face of your statement of operations, and that you are providing this disclosure as a result of our prior comment 64. If our assumption is correct, please help us to understand why your calculation of pro forma shares outstanding includes additional shares above and beyond those that will be outstanding after your offering. In this regard, SAB Topic 1.B.3 merely indicates that you should present a pro forma earnings per share number that includes the number of shares issued in the offering whose proceeds are deemed to pay dividends. We assume that you will calculate this number of shares by determining the extent to which any dividends declared in the 12 month period ended July 1, 2006 exceeds your net income from the 12 month period ended July I, 2006, and adding to this the dividend paid subsequent to the balance sheet date that is deemed to be paid out of offering proceeds (i.e. the $71.7 million dividend paid on July 13, 2006), to determine the total amount of dividends that is deemed to be paid out of the offering proceeds. To the extent that the amount of dividends deemed to be paid out of the offering proceeds exceeds your total proceeds from this offering, the amount of shares that you include in your pro forma earnings per share calculation should be limited to the total number of shares outstanding after your offering. We believe that you should reflect the same number of pro forma shares outstanding in both your interim and your annual financial statements. Please revise accordingly.

The Company is providing this disclosure in accordance with the Staff’s prior comment 64. The Company appreciates the Staff’s guidance and will calculate the number of pro forma shares as follows:

1.	Net income for the twelve-month period ended September 30, 2005 = $39,281,000.

2.	Total dividends declared during the twelve-month period ended September 30, 2005 = $141,300,000.

3.	Total amount of dividends deemed to be paid out of the offering proceeds (#2 minus #1) = $102,019,000.

4.	Proposed offering price – to be determined

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November 13, 2006

5.	Number of shares issued to pay dividends deemed to be paid out of the offering proceeds (#3 divided by #4, but not larger than the actual number of shares to be sold in the offering) =

6.	Number of shares outstanding prior that will remain outstanding after the offering (adjusted for any stock split) =

7.	Number of pro forma shares used to calculate the pro forma EPS (#5 plus #6) =

Financial Statements for the Period Ended July 1, 2006

Note 8 – Dividends, page F-34

SEC Comment No. 22

It is unclear to us why your dividend footnote does not mention the $69.6 million dividend paid during the interim period. Please advise or revise.

Note 8 on page F-34 has been revised in response to the Staff’s comment.

Please call the undersigned at (412) 560-3322 should you need additional information. Thank you for your attention to this matter.

Sincerely,

/s/ Kimberly A. Taylor

Kimberly A. Taylor